Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Revenues
Operating Revenues	$ 130,863	$ 126,034	$ 125,980
Operating Expenses
Selling, general and administrative expense (including net gain on sale of divested businesses of $0, $1,774 and $1,007, respectively)	31,083	28,592	28,102
Depreciation and amortization expense	17,403	16,954	15,928
Oath goodwill impairment	4,591	0	0
Total Operating Expenses	108,585	98,609	96,731
Operating Income	22,278	27,425	29,249
Equity in losses of unconsolidated businesses	(186)	(77)	(98)
Other income (expense), net	2,364	(2,021)	(3,789)
Interest expense	(4,833)	(4,733)	(4,376)
Income Before (Provision) Benefit For Income Taxes	19,623	20,594	20,986
(Provision) benefit for income taxes	(3,584)	9,956	(7,378)
Net Income	16,039	30,550	13,608
Net income attributable to noncontrolling interests	511	449	481
Net income attributable to Verizon	15,528	30,101	13,127
Net Income	$ 16,039	$ 30,550	$ 13,608
Basic Earnings Per Common Share
Basic Earnings Per Share Attributable to Verizon (in USD per share)	$ 3.76	$ 7.37	$ 3.22
Basic, Weighted-average shares outstanding (in shares)	4,128	4,084	4,080
Diluted Earnings Per Common Share
Diluted, Net income attributable to Verizon (in USD per share)	$ 3.76	$ 7.36	$ 3.21
Diluted, Weighted-average shares outstanding (in shares)	4,132	4,089	4,086
Service and other
Operating Revenues
Operating Revenues	$ 108,605	$ 107,145	$ 108,468
Service
Operating Expenses
Cost of services and equipment	32,185	30,916	30,463
Wireless equipment
Operating Revenues
Operating Revenues	22,258	18,889	17,512
Operating Expenses
Cost of services and equipment	$ 23,323	$ 22,147	$ 22,238